EMPLOYEE BENEFIT PLANS (Target Allocations and Weighted Average Asset Allocations) (Details)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Defined Benefit Plan Disclosure [Line Items]
% Target Allocation	100.00%	100.00%
% of Plan Assets	100.00%	100.00%
U.S. Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
% Target Allocation	11.00%	20.00%
% of Plan Assets	11.00%	20.00%
International Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
% Target Allocation	12.00%	21.00%
% of Plan Assets	12.00%	21.00%
Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
% Target Allocation	74.00%	54.00%
% of Plan Assets	74.00%	54.00%
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
% Target Allocation	3.00%	5.00%
% of Plan Assets	3.00%	5.00%